UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	7/31/2008

Item 1.	Schedule of Investments

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments

as of July 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS
CONSUMER DISCRETIONARY 12.0%
Auto Components 0.1%
41,100	Spartan Motors, Inc.(b)	$222,762

Diversified Consumer Services 0.5%
24,200	Pre-Paid Legal Services, Inc.(a)(b)	1,016,884

Hotels, Restaurants & Leisure 3.6%
1,400	Buffalo Wild Wings, Inc.(a)(b)	46,102
99,500	California Pizza Kitchen, Inc.(a)(b)	1,298,475
46,850	CEC Entertainment, Inc.(a)	1,633,191
7,500	CKE Restaurants, Inc.	92,025
55,400	Jack in the Box, Inc.(a)(b)	1,195,532
7,600	Landry’s Restaurants, Inc.(b)	110,732
19,000	P.F. Chang’s China Bistro, Inc.(a)(b)	494,000
34,800	Panera Bread Co.(a)(b)	1,743,480
8,400	Papa John’s International, Inc.(a)	237,636
25,900	Ruby Tuesday, Inc.(b)	178,192
150,000	Texas Roadhouse Inc., (Class A)(a)	1,392,000

		8,421,365

Household Durables 0.1%
600	NVR, Inc.(a)	331,392

Internet & Catalog Retail 0.3%
9,600	PetMed Express, Inc.(a)	139,200
40,600	Stamps.com, Inc.(a)(b)	552,566

		691,766

Leisure Equipment & Products 0.8%
72,200	Jakks Pacific, Inc.(a)(b)	1,586,956
4,100	RC2 Corp.(a)	94,136
34,800	Sturm, Ruger & Co., Inc.(a)	210,540

		1,891,632

Media 0.9%
35,200	Arbitron, Inc.(b)	1,654,400
45,400	E.W. Scripps Co., (The) (Class A)(b)	314,168
12,300	Valassis Communications, Inc.(a)	108,486

		2,077,054

Multi-line Retail
5,600	Fred’s, Inc. (Class A)(b)	72,016

Specialty Retail 2.9%

28,900	Brown Shoe Co., Inc.(b)	466,446
10,000	Cato Corp. (The) (Class A)	178,900
62,700	Charlotte Russe Holdings, Inc.(a)	812,592
70,600	Christopher & Banks Corp.	614,220
91,100	Dress Barn, Inc.(a)(b)	1,469,443
17,400	Genesco, Inc.(a)(b)	511,560
45,700	Gymboree Corp.(a)(b)	1,709,180
16,600	Haverty Furniture Cos., Inc.	189,572
18,750	Men’s Warehouse, Inc. (The)(b)	373,313
3,300	Midas, Inc.(a)(b)	47,421
2,400	OfficeMax, Inc.	30,624
23,000	Pep Boys-Manny Moe & Jack (The)(b)	169,740
3,700	Rent-A-Center, Inc.(a)(b)	78,440
13,000	Stein Mart, Inc.	58,110

		6,709,561

Textiles, Apparel & Luxury Goods 2.8%
15,500	Deckers Outdoor Corp.(a)(b)	1,751,655
45,900	Fossil, Inc.(a)(b)	1,229,202
2,100	Maidenform Brands, Inc.(a)	32,151
11,700	Oxford Industries, Inc.(b)	246,168
29,900	Perry Ellis International, Inc.(a)	650,325
141,600	Quiksilver, Inc.(a)	1,086,072
63,800	Skechers U.S.A., Inc. (Class A)(a)(b)	1,205,820
4,300	Unifirst Corp.	192,511
7,200	Wolverine World Wide, Inc.	192,456

		6,586,360

CONSUMER STAPLES 3.6%
Food & Staples Retailing 1.2%
13,200	Andersons, Inc. (The)(b)	599,940
31,500	Casey’s General Stores, Inc.	774,900
1,900	Great Atlantic & Pacific Tea Co., Inc. (The)(a)(b)	30,229
21,600	Nash Finch Co.	852,552
15,700	Spartan Stores, Inc.	373,503
1,600	United Natural Foods, Inc.(a)(b)	30,752

		2,661,876

Food Products 1.5%
2,400	J&J Snack Foods Corp.	76,008
38,600	Ralcorp Holdings, Inc.(a)(b)	2,082,856
21,000	Sanderson Farms, Inc.(b)	834,540
21,000	TreeHouse Foods, Inc.(a)(b)	569,100

		3,562,504

Household Products 0.3%
19,300	WD-40 Co.	659,481

Personal Products 0.6%
22,000	Chattem, Inc.(a)(b)	1,418,340

ENERGY 8.8%

Energy Equipment & Services 5.6%
29,100	Atwood Oceanics, Inc.(a)	1,335,981
15,300	Basic Energy Services, Inc.(a)	411,876
7,400	Bristow Group, Inc.(a)	332,926
11,600	Gulf Island Fabrication, Inc.	514,460
15,800	Helix Energy Solutions Group, Inc.(a)	504,494
40,700	Hornbeck Offshore Services, Inc.(a)(b)	1,814,406
1,700	Lufkin Industries, Inc.	151,640
5,200	Oceaneering International, Inc.(a)	315,328
75,300	Pioneer Drilling Co.(a)(b)	1,196,517
25,300	SEACOR Holdings, Inc.(a)(b)	2,116,851
65,600	TETRA Technologies, Inc.(a)	1,241,808
3,200	Tidewater, Inc.	191,808
44,500	Unit Corp.(a)	3,005,975

		13,134,070

Oil, Gas & Consumable Fuels 3.2%
4,901	Cimarex Energy Co.	255,365
13,700	Patriot Coal Corp.(a)	1,728,255
23,300	St. Mary Land & Exploration Co.	991,648
40,800	Stone Energy Corp.(a)(b)	2,081,616
41,600	Swift Energy Co.(a)(b)	2,114,112
10,600	World Fuel Services Corp.	255,460

		7,426,456

FINANCIAL 15.7%
Capital Markets 1.2%
18,100	Hercules Technology Growth Capital, Inc.	180,095
22,600	Investment Technology Group, Inc.(a)(b)	672,124
84,200	LaBranche & Co., Inc.(a)(b)	581,822
18,800	OptionsXpress Holdings, Inc.	466,428
13,500	Piper Jaffray Cos., Inc.(a)(b)	479,250
3,300	Prospect Capital Corp.	43,560
16,900	SWS Group, Inc.	319,748

		2,743,027

Commercial Banks 4.4%
23,300	Boston Private Financial Holdings, Inc.(b)	182,439
134,100	Central Pacific Financial Corp.(b)	1,484,487
136,500	East West Bancorp, Inc.	1,625,715
63,500	First Bancorp (Puerto Rico)(b)	555,625
1,300	First Financial Bancorp	14,690
69,550	First Midwest Bancorp, Inc.(b)	1,427,862
20,900	Hanmi Financial Corp.(b)	110,770
9,900	Independent Bank Corp.	50,193
7,700	Nara Bancorp, Inc.	80,696
23,700	National Penn Bancshares, Inc.	318,291
40,900	Oriental Financial Group, Inc. (Puerto Rico)	710,433
25,800	Pacific Capital Bancorp(b)	337,206
17,600	Signature Bank(a)	517,968
4,000	Sterling Bancorp	56,160
14,400	Sterling Bancshares, Inc.	139,968
19,000	Sterling Financial Corp.	142,120
27,300	Susquehanna Bancshares, Inc.	390,936
46,500	TCF Financial Corp.	592,875

4,600	Umpqua Holdings Corp.(b)	62,468
7,800	United Bankshares, Inc.(b)	196,482
49,800	Whitney Holding Corp.(b)	1,023,888
5,700	Wilshire Bancorp, Inc.	70,224
9,300	Wintrust Financial Corp.	192,045

		10,283,541

Consumer Finance 1.1%
29,600	Cash America International, Inc.	1,247,936
16,600	First Cash Financial Services, Inc.(a)	316,562
34,300	World Acceptance Corp.(a)(b)	1,123,668

		2,688,166

Diversified Financial Services 0.3%
32,650	Financial Federal Corp.	752,583

Insurance 2.5%
1,300	Allied World Assurance Co. Holdings Ltd.	54,093
41,400	American Financial Group, Inc.	1,199,358
6,900	American Physicians Capital, Inc.	343,482
2,900	Arch Capital Group Ltd. (Bermuda)(a)	202,217
4,500	Endurance Specialty Holdings Ltd. (Bermuda)	137,700
8,800	Navigators Group, Inc.(a)	418,528
3,400	PartnerRe Ltd.	239,088
11,400	Platinum Underwriters Holdings Ltd. (Bermuda)	411,540
14,800	Presidential Life Corp.	237,392
5,900	Safety Insurance Group, Inc.	250,573
21,300	Selective Insurance Group, Inc.	460,080
6,000	Stewart Information Services Corp.	104,760
52,700	Zenith National Insurance Corp.	1,813,407

		5,872,218

Real Estate Investment Trusts 5.9%
5,300	Anthracite Capital, Inc.	33,496
7,000	BioMed Realty Trust, Inc.	180,600
12,400	Brandywine Realty Trust	199,020
29,500	CBL & Associates Properties, Inc.(b)	572,890
87,100	Colonial Properties Trust(b)	1,738,516
50,200	DiamondRock Hospitality Co.	462,844
800	Eastgroup Properties, Inc.	37,120
23,100	Entertainment Properties Trust(b)	1,239,084
56,900	Extra Space Storage, Inc.	806,273
104,800	Inland Real Estate Corp.(b)	1,566,760
28,900	Kite Realty Group Trust(b)	358,938
2,900	LaSalle Hotel Properties	65,859
121,900	Lexington Realty Trust(b)	1,755,359
4,600	LTC Properties, Inc.(b)	134,458
7,200	Mid-America Apartment Communities, Inc.(b)	413,784
8,800	National Retail Properties, Inc.(b)	186,032
43,700	Parkway Properties, Inc.(b)	1,542,173
57,300	Pennsylvania Real Estate Investment Trust	1,055,466
1,000	PS Business Parks, Inc.	52,600
30,500	Resource Capital Corp.(b)	204,045
11,400	Senior Housing Properties Trust	239,970
66,700	Sunstone Hotel Investors, Inc.(b)	863,098

		13,708,385

Thrifts & Mortgage Finance 0.3%
10,400	Dime Community Bancshares	173,992
7,400	Flagstar Bancorp, Inc.	32,856
20,500	Washington Federal, Inc.	381,300

		588,148

HEALTHCARE 13.1%
Biotechnology 1.9%
13,000	Alkermes, Inc.(a)	204,750
93,200	Cubist Pharmaceuticals, Inc.(a)(b)	2,111,912
56,900	Martek Biosciences Corp.(a)(b)	2,140,009

		4,456,671

Healthcare Equipment & Supplies 5.5%
34,700	American Medical Systems Holdings, Inc.(a)	571,509
21,900	Analogic Corp.(b)	1,602,642
2,500	Angiodynamics, Inc.(a)	39,700
22,800	CONMED Corp.(a)(b)	692,892
28,400	Cooper Cos., Inc. (The)	957,080
48,700	CryoLife, Inc.(a)	661,833
1,400	Cyberonics, Inc.	38,668
19,900	Haemonetics Corp.(a)(b)	1,155,394
27,800	IDEXX Laboratories, Inc.(a)	1,487,300
6,400	Immucor, Inc.(a)(b)	192,832
6,800	Invacare Corp.	160,004
24,100	Kensey Nash Corp.(a)	836,993
25,000	Meridian Bioscience, Inc.	650,250
72,500	Merit Medical Systems, Inc.(a)(b)	1,465,225
6,200	Somanetics Corp.(a)(b)	135,904
10,000	Spectranetics Corp.(a)	89,500
12,300	Vital Signs, Inc.	899,745
3,800	Vnus Medical Technologies, Inc.(a)	77,368
20,500	West Pharmaceutical Services, Inc.	941,360
1,300	Zoll Medical Corp.(a)	40,950

		12,697,149

Healthcare Providers & Services 4.2%
11,000	AMERIGROUP Corp.(a)	279,400
63,700	AMN Healthcare Services, Inc.(a)(b)	1,203,930
21,800	AmSurg Corp.(a)	584,240
51,800	Centene Corp.(a)(b)	1,155,658
20,100	Chemed Corp.(b)	860,280
16,800	Cross Country Healthcare, Inc.(a)	267,960
15,800	Healthspring, Inc.(a)	307,310
45,900	LHC Group, Inc.(a)	1,286,118
21,700	LifePoint Hospitals, Inc.(a)	621,271
6,300	Medcath Corp.(a)	117,621
9,400	Molina Healthcare, Inc.(a)(b)	280,496
25,500	Owens & Minor, Inc.	1,170,960
23,700	Pediatrix Medical Group, Inc.(a)	1,153,005
8,000	RehabCare Group, Inc.(a)	132,480
12,800	Res-Care, Inc.(a)	235,008

		9,655,737

Life Sciences, Tools & Services 0.8%
28,100	Dionex Corp.(a)(b)	1,953,512

Pharmaceuticals 0.7%
23,000	King Pharmaceuticals, Inc.(a)	264,730
20,900	Medicis Pharmaceutical Corp. (Class A)	383,724
4,600	Sciele Pharma, Inc.(a)(b)	85,790
46,600	Viropharma, Inc.(a)(b)	573,646
24,600	Warner Chilcott Ltd. (Class A)(a)	415,986

		1,723,876

INDUSTRIALS 18.7%
Aerospace & Defense 2.1%
7,100	Argon ST, Inc.(a)	175,938
6,700	Ceradyne, Inc.(a)	310,545
13,800	GenCorp, Inc.(a)(b)	115,644
1,700	Moog, Inc. (Class A)(a)(b)	75,565
16,300	Orbital Sciences Corp.(a)	407,663
38,500	Teledyne Technologies, Inc.(a)(b)	2,421,650
26,300	Triumph Group, Inc.	1,392,848

		4,899,853

Air Freight & Logistics 0.8%
50,900	HUB Group, Inc. (Class A)(a)(b)	1,977,974

Building Products 1.3%
3,400	AAON, Inc.	64,634
7,100	Apogee Enterprises, Inc.	122,688
28,800	Gibraltar Industries, Inc.	455,328
60,500	NCI Buildings Systems, Inc.(a)(b)	2,266,330
6,100	Universal Forest Products, Inc.	164,700

		3,073,680

Commercial Services & Supplies 2.7%
11,400	ABM Industries, Inc.	272,802
18,400	Administaff, Inc.(b)	528,264
16,500	Bowne & Co., Inc.	213,345
12,700	CDI Corp.	261,366
10,800	Cenveo, Inc.(a)	99,792
12,900	Consolidated Graphics, Inc.(a)(b)	432,150
1,400	G & K Services, Inc. (Class A)	47,656
17,900	Heidrick & Struggles International, Inc.	507,644
52,000	Mobile Mini, Inc.(a)	1,038,960
48,600	On Assignment, Inc.(a)	414,558
9,200	Spherion Corp.(a)	44,988
4,100	Stericycle, Inc.(a)(b)	244,975
75,800	Trueblue, Inc.(a)(b)	1,144,580
9,000	United Stationers, Inc.(a)(b)	344,970
2,400	Viad Corp.	73,152
2,200	Volt Information Sciences, Inc.(a)	30,514
9,600	Watson Wyatt Worldwide, Inc. (Class A)	556,224

		6,255,940

Construction & Engineering 1.4%
87,400	EMCOR Group, Inc.(a)(b)	2,632,488
28,800	Insituform Technologies, Inc. (Class A)(a)	497,952
8,300	MasTec, Inc.(a)	119,105
800	Perini Corp.(a)	21,888

		3,271,433

Electrical Equipment 3.6%
13,200	A.O. Smith Corp.	524,040
49,200	Acuity Brands, Inc.(b)	2,010,312
36,900	Baldor Electric Co.(b)	1,256,445
33,600	Belden, Inc.(b)	1,240,512
25,200	Brady Corp. (Class A)	924,084
24,900	II-VI, Inc.(a)(b)	957,654
17,200	Regal-Beloit Corp.(b)	718,100
15,200	Woodward Governor Co.	684,000

		8,315,147

Industrial Conglomerates 0.2%
26,100	Tredegar Corp.(b)	427,518

Machinery 4.1%
38,600	Briggs & Stratton Corp.(b)	522,644
2,500	Cascade Corp.	109,700
2,300	Columbus McKinnon Corp.(a)	59,133
1,300	Crane Co.	46,150
19,400	EnPro Industries, Inc.(a)(b)	698,594
19,600	Gardner Denver, Inc.(a)	893,760
18,800	Kaydon Corp.(b)	891,496
34,200	Manitowoc Co., Inc. (The)(b)	901,512
57,400	Mueller Industries, Inc.	1,473,458
25,000	Robbins & Myers, Inc.	1,269,250
20,100	Toro Co.(b)	654,255
14,000	Valmont Industries, Inc.	1,496,739
52,900	Wabash National Corp.	491,970

		9,508,661

Marine 0.3%
15,200	Kirby Corp.(a)(b)	725,344

Road & Rail 1.5%
5,200	Arkansas Best Corp.	193,128
42,500	Landstar System, Inc.	2,149,650
34,300	Old Dominion Freight Line, Inc.(a)(b)	1,258,810

		3,601,588

Trading Companies & Distributors 0.7%
47,900	Applied Industrial Technologies, Inc.	1,279,888
11,900	Kaman Corp.	298,452

		1,578,340

INFORMATION TECHNOLOGY 16.7%
Communications Equipment 0.7%
8,900	Avocent Corp.(a)	211,642
157,700	Harmonic, Inc.(a)	1,228,483
16,600	PC-Tel, Inc.(a)	173,138

		1,613,263

Computers & Peripherals 0.1%
9,600	Adaptec, Inc.(a)	35,040
16,400	QLogic Corp.(a)(b)	308,976

		344,016

Electronic Equipment & Instruments 4.4%
45,500	Agilysys, Inc.	546,000
1,400	Anixter International, Inc.(a)(b)	95,242
3,700	Benchmark Electronics, Inc.(a)	54,168
76,300	Cognex Corp.(b)	1,438,255
43,300	CTS Corp.	556,838
77,600	Daktronics, Inc.(b)	1,385,160
800	Gerber Scientific, Inc.(a)	9,496
18,400	Insight Enterprises, Inc.(a)(b)	234,784
4,300	Itron, Inc.(a)(b)	397,019
7,300	Littelfuse, Inc.(a)	233,308
8,700	LoJack Corp.(a)	53,418
68,600	Methode Electronics, Inc. (Class A)	767,634
1,200	Mettler-Toledo International, Inc.(a)	129,012
8,200	MTS Systems Corp.	343,498
11,300	Multi-Fineline Electronix, Inc.(a)(b)	301,484
9,100	Photon Dynamics, Inc.(a)	135,590
43,500	Plexus Corp.(a)	1,239,750
5,100	Rogers Corp.(a)	210,681
14,300	ScanSource, Inc.(a)	438,867
36,600	Synnex Corp.(a)(b)	854,976
26,800	Trimble Navigation Ltd.(a)(b)	889,760

		10,314,940

Internet Software & Services 1.2%
43,800	EarthLink, Inc.(a)(b)	394,200
159,800	United Online, Inc.(b)	1,735,428
28,400	Websense, Inc.(a)	592,708

		2,722,336

IT Services 1.2%
22,900	CACI International, Inc. (Class A)(a)(b)	1,029,584
15,600	Ciber, Inc.(a)	110,292
8,400	CSG Systems International, Inc.(a)	149,016
6,300	Integral Systems, Inc.	296,289
33,600	MAXIMUS, Inc.(b)	1,246,896

		2,832,077

Office Electronics 0.1%
7,400	Zebra Technologies Corp. (Class A)(a)	227,994

Semiconductors & Semiconductor Equipment 3.6%
51,100	ATMI, Inc.(a)(b)	1,151,283
2,800	AuthenTec, Inc.(a)	21,392
49,000	Cabot Microelectronics Corp.(a)	1,912,960
73,500	Kulicke & Soffa Industries, Inc.(a)	467,460
167,800	Micrel, Inc.	1,597,456
53,200	Pericom Semiconductor Corp.(a)(b)	758,632
2,300	Silicon Laboratories, Inc.(a)	75,233
246,800	Skyworks Solutions, Inc.(a)(b)	2,334,728
9,700	Volterra Semiconductor Corp.(a)(b)	159,080

		8,478,224

Software 5.4%
71,700	ANSYS, Inc.(a)(b)	3,289,596
14,900	Blackbaud, Inc.(b)	266,114
32,400	FactSet Research Systems, Inc.(b)	1,868,508
85,800	Informatica Corp.(a)(b)	1,389,102
41,800	JDA Software Group, Inc.(a)	713,526
41,800	Manhattan Associates, Inc.(a)(b)	1,025,772
45,900	Micros Systems, Inc.(a)(b)	1,454,112
12,400	Phoenix Technologies Ltd.(a)	149,668
25,500	Progress Software Corp.(a)	750,465
5,600	Radiant Systems, Inc.(a)	63,896
28,400	Secure Computing Corp.(a)(b)	111,612
44,300	SPSS, Inc.(a)(b)	1,464,115

		12,546,486

MATERIALS 4.5%
Chemicals 1.8%
21,000	H.B. Fuller Co.	525,000
26,300	NewMarket Corp.	1,624,288
37,600	OM Group, Inc.(a)(b)	1,263,360
4,000	Omnova Solutions, Inc.(a)	10,760
31,000	PolyOne Corp.(a)	232,500
4,300	Quaker Chemical Corp.	128,484
2,600	Terra Industries, Inc.	140,400
14,650	Zep, Inc.	250,076

		4,174,868

Construction Materials 0.2%
42,000	Headwaters, Inc.(a)(b)	550,620

Containers & Packaging 1.1%
9,500	Greif, Inc.	577,980
53,300	Rock-Tenn Co. (Class A)	1,894,815

		2,472,795

Metals & Mining 1.1%
12,400	A.M. Castle & Co.	250,976
28,500	Century Aluminum Co.(a)(b)	1,693,470
2,600	Commercial Metals Co.	77,610

8,300	Reliance Steel & Aluminum Co.	524,228
2,000	RTI International Metal, Inc.(a)(b)	54,520

		2,600,804

Paper & Forest Products 0.3%
59,200	Buckeye Technologies, Inc.(a)(b)	577,200
9,800	Schweitzer-Mauduit International, Inc.	182,378

		759,578

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
12,800	Windstream Corp.	152,576

UTILITIES 4.9%
Electric Utilities 0.9%
2,100	DPL, Inc.	53,298
82,300	El Paso Electric Co.(a)(b)	1,700,318
17,400	Sierra Pacific Resources	197,316

		1,950,932

Gas Utilities 3.0%
56,100	Atmos Energy Corp.	1,484,967
5,600	Laclede Group, Inc. (The)(b)	237,496
30,900	New Jersey Resources Corp.	1,053,381
600	South Jersey Industries, Inc.	22,380
63,025	Southern Union Co.	1,646,213
34,000	Southwest Gas Corp.	982,600
59,400	UGI Corp.	1,607,364

		7,034,401

Multi-Utilities 0.5%
50,800	Avista Corp.(b)	1,149,096

Water Utilities 0.5%
33,800	American States Water Co.	1,220,856

	Total long-term investments (cost $206,957,579)	228,787,872

SHORT-TERM INVESTMENTS 44.6%

Principal Amount (000)
U.S. Government Security 0.1%
$300	United States Treasury Bill 1.92%, 9/18/08(c)(d) (cost $299,232)	299,345

Shares
Affiliated Money Market Mutual Fund 44.5%
103,875,319	Dryden Core Investment Fund - Taxable Money Market Series (cost $103,875,319; includes $101,060,160 of cash collateral received for securities on loan)(e)(f)	103,875,319

Total short-term investments (cost $104,174,551)	104,174,664

Total Investments 142.7% (cost $311,132,130)(g)	332,962,536
Liabilities in excess of other assets(h) (42.7%)	(99,606,321)

Net Assets 100.0%	$233,356,215

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $95,854,012; cash collateral of $101,060,160 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$312,853,792	$30,354,193	$10,245,449	$20,108,744

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales.

(h)	Includes net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2008	Unrealized Appreciation
12	Long Position: Russell 2000 Index Futures	Sept. 2008	$4,133,500	$4,293,000	$159,500

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 24, 2008

*	Print the name and title of each signing officer under his or her signature.